Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Description Of Accounting Policy For Non Current Assets Or Disposal Groups Classified As Held For Sale And Discontinued Operations Text Block Abstract
Aggregate percentage	20.00%
Assets percentage	0.0022%	0.0169%